Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Investments in limited partnership	$ 63,407	$ 46,727
Recognized tax credits related to partnership investments	13,651	7,125	$ 2,793
FHLB stock held	30,000	30,000
Cash received from FHLB advance	$ 500,000	500,000	500,000
Deferred acquisition costs, amortization period	20 years
Assets held-for-sale recorded in other assets		13,615
Liabilities held-for-sale recorded in other liabilities		2,754
Property and equipment, net of accumulated depreciation	$ 166,260	180,328
Property and equipment, accumulated depreciation	$ 170,150	94,395
LTC reserve interest assumptions range	5.00%
LTC reserve interest assumptions range	6.00%
Increase in statutory surplus due to adopted accounting practice	$ 103,530
Accounting change	There were no accounting changes made by the Company during the year ended
Guaranteed Minimum Death Benefit
Significant Accounting Policies [Line Items]
Cap rate of premium	150.00%
Guaranteed Minimum Death Benefit | With no cap
Significant Accounting Policies [Line Items]
Rollup interest rates	5.00%
Guaranteed Minimum Death Benefit | With a cap of 150% of premium
Significant Accounting Policies [Line Items]
Rollup interest rates	3.00%
Minimum
Significant Accounting Policies [Line Items]
Short Term Securities Comprising of fixed maturity security	3 months
Traditional life products, life reserve interest assumptions range	2.30%
Maximum
Significant Accounting Policies [Line Items]
Short Term Securities Comprising of fixed maturity security	12 months
Traditional life products, life reserve interest assumptions range	6.00%
Preoperating and start-up costs
Significant Accounting Policies [Line Items]
Amortization of capitalized cost	$ 4,394	$ 4,394	$ 4,393
Buildings
Significant Accounting Policies [Line Items]
Estimated Useful Lives used for home office property and equipment	39 years
Home Office Property [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives used for home office property and equipment	39 years
Equipment [Member] | Minimum
Significant Accounting Policies [Line Items]
Estimated Useful Lives used for home office property and equipment	2 years
Equipment [Member] | Maximum
Significant Accounting Policies [Line Items]
Estimated Useful Lives used for home office property and equipment	7 years